Risk Management - Hedged Items on the Statement of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ (2)	$ 114
Reserve of cash flow hedges	(4)	65
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Reserve of cash flow hedges	$ (35)	$ (34)